Financial instruments and fair value disclosures	12 Months Ended
Sep. 30, 2020
Financial instruments and fair value disclosures
Financial instruments and fair value disclosures

22.  Financial instruments and fair value disclosures

Capital management

The Company’s policy is to maintain a strong balance sheet for the business and to have an appropriate funding structure. Shareholders’ equity and long term debt are used to finance assets under construction.

Financial assets and financial liabilities

Categories of financial assets and financial liabilities are as follows:

Financial assets at amortised cost

	Carrying value	Fair value
	£30 September 2020	30 September 2020
Cash and cash equivalents	150,616	150,616
Trade and other receivables	167,050	167,050
	317,666	317,666

	Carrying value	Fair value
	£30 September 2019	30 September 2019
Cash and cash equivalents	3,420,730	3,420,730
Trade and other receivables	715,077	715,077
	4,135,807	4,135,807
(a)	The Directors consider the carrying amounts of financial assets and financial liabilities recorded at amortised costs in the consolidated financial statements to approximate their fair value.

Financial liabilities at amortised cost

	Carrying value	Fair value
	£30 September 2020	30 September 2020
Trade and other payables	1,589,952	1,589,952
Deferred government grants	413,358	413,358
Bridging finance	800,000	800,000
Convertible loans	3,425,854	3,425,854
	6,229,164	6,229,164

22.  Financial instruments and fair value disclosures (continued)

	Carrying value	Fair value
	£30 September 2019	30 September 2019
Trade and other payables	3,017,823	3,017,823
Deferred government grants	167,289	167,289
Convertible loans	2,668,800	2,668,800
	5,853,912	5,853,912
(a)	The Directors consider the carrying amounts of financial assets and financial liabilities recorded at amortised costs in the financial statements to approximate their fair value.

Market risk

It is, and has been throughout the period under review, the Company’s policy not to use or trade in derivative financial instruments. The Company’s financial instruments comprise its cash and cash equivalents and various items such as trade creditors that arise directly from its operations. The main purpose of the financial assets and liabilities is to provide finance for the Company’s operations in the period.

Interest rate risk management

The Company would be exposed to interest rate risk if the Company borrows funds, when required, at variable interest rates. There is currently no exposure to interest rate risk.

Credit risk

Credit risk is the risk of financial loss where counterparties are not able to meet their obligations. Company policy is that surplus cash, when not used to repay borrowings, is placed on deposit with the Company’s main relationship banks and with other banks or money market funds based on a minimum credit rating and maximum exposure.

There is no significant concentration of risk to any single counterparty.

Management consider that the credit quality of the various receivables is good in respect of the amounts outstanding and therefore credit risk is considered to be low. There is no significant concentration of risk.

The carrying amount of financial assets, as detailed above, represents the Company’s maximum exposure to credit risk at the reporting date assuming that any security held has no value.

Having considered the Company’s exposure to bad debts and the probability of default by customers, no expected credit losses have been recognised in accordance with IFRS 9.

Foreign Exchange risk

Company is exposed to foreign exchange risk to the extent that some of its transactions are in currencies in dominations other than pounds sterling (“sterling”). The Company holds sterling and euro bank accounts in order to limit its exposure.

Liquidity risk

Liquidity risk is the risk that the Company does not have sufficient financial resources available to meet its obligations as they fall due. The Company manages liquidity risk by continuously monitoring forecast and actual cash flows, matching the expected cash flow timings of financial assets and liabilities with the use of cash and cash equivalents, borrowings, overdrafts and committed revolving credit facilities with a minimum of 12 months to maturity.

Future borrowing requirements are forecast on a monthly basis and funding headroom is maintained above forecast peak requirements to meet unforeseen events.

The maturity profile of the anticipated future cash flows including interest, using the latest applicable relevant rate, based on the earliest date on which the Company can be required to pay financial liabilities on an undiscounted basis, is as follows:

	Trade and	Deferred
2020	other	government		Convertible
£	payables	grants	Loans	loans notes	Total
On demand	—	—	—	—	—
Within one year	1,846,518	—	800,000	3,425,854	6,072,372
More than one year but less than two years	—	—	—	—	—
More than two years but less than five years	—	413,358	—	—	413,358
More than five years	—	—	—	—	—
	1,846,518	413,358	800,000	3,425,854	6,485,730

	Trade and	Deferred
2019	other	government		Convertible
£	payables	grants	Loans	loans notes	Total
On demand	—	—	—	—	—
Within one year	3,074,136	—	—	—	3,074,136
More than one year but less than two years	—	—	—	2,668,800	2,668,800
More than two years but less than five years	—	167,289	—	—	167,289
More than five years	—	—	—	—	—
	3,074,136	167,289	—	2,668,800	5,910,225